Other Liabilities	9 Months Ended
Sep. 30, 2015
Other Liabilities Disclosure [Abstract]
Other Liabilities

13. OTHER LIABILITIES

A summary of other liabilities as of September 30, 2015 and December 31, 2014 is as follows:

	September 30, 2015	December 31, 2014
	(in millions)
Advances on buy-back agreements	$2,085	$1,962
Warranty and campaign programs	903	1,020
Marketing and sales incentive programs	1,201	1,413
Tax payables	700	680
Accrued expenses and Deferred income	604	731
Accrued employee benefits	665	669
Legal reserves and other provisions	417	410
Contract reserve	390	390
Restructuring reserve	42	95
Other	588	689
Total	$7,595	$8,059

Warranty and Campaign Program

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and nine months ended September 30, 2015 and 2014 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
	(in millions)		(in millions)
Balance at beginning of period	$951	$1,123	$1,020	$1,111
Current year additions	172	241	515	634
Claims paid	(195)	(229)	(535)	(634)
Currency translation adjustment and other	(25)	(100)	(97)	(76)
Balance at end of period	$903	$1,035	$903	$1,035

Restructuring Provision

The Company incurred restructuring expenses of $18 million and $56 million during the three months ended September 30, 2015 and 2014, and $52 million and $98 million during the nine months ended September 30, 2015 and 2014, respectively. The expenses in 2015 were primarily attributable to actions within Commercial Vehicles and Agricultural Equipment as part of the Company’s Efficiency Program launched in 2014.